Risk Management - Schedule of Concentration of Credit Risk by Industry (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum net exposure		$ 13,252,607
Manufacturing [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	4.66%
Mining [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	2.15%
Electricity, gas and water [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	4.45%
Agriculture and livestock [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	2.05%
Forestry and wood extraction [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	0.23%
Fishing [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	0.21%
Transport [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	2.29%
Communications [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	0.15%
Construction [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	9.33%
Commerce [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	9.08%
Services [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	17.56%
Others [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	14.86%
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	$ 15,460,544	14,366,900
Maximum net exposure percent	67.02%
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	$ 2,798,229	2,669,763
Maximum net exposure percent	11.42%
Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure percent	21.56%
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 23,134,814	21,482,490
Maximum net exposure	22,254,695	20,714,370
Credit Risk [Member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	1,099,739	1,097,211
Maximum net exposure	1,037,275	$ 994,246
Maximum net exposure percent		4.80%
Credit Risk [Member] | Mining [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	551,615	$ 677,777
Maximum net exposure	479,190	$ 675,973
Maximum net exposure percent		3.26%
Credit Risk [Member] | Electricity, gas and water [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	1,125,541	$ 957,373
Maximum net exposure	989,433	$ 769,643
Maximum net exposure percent		3.72%
Credit Risk [Member] | Agriculture and livestock [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	483,943	$ 346,369
Maximum net exposure	455,842	$ 341,018
Maximum net exposure percent		1.65%
Credit Risk [Member] | Forestry and wood extraction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	53,328	$ 29,683
Maximum net exposure	51,864	$ 24,362
Maximum net exposure percent		0.12%
Credit Risk [Member] | Fishing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	46,902	$ 3,475
Maximum net exposure	45,992	$ 2,621
Maximum net exposure percent		0.01%
Credit Risk [Member] | Transport [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	559,271	$ 700,401
Maximum net exposure	510,333	$ 602,973
Maximum net exposure percent		2.91%
Credit Risk [Member] | Communications [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	34,926	$ 86,077
Maximum net exposure	33,720	$ 84,135
Maximum net exposure percent		0.41%
Credit Risk [Member] | Construction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	2,106,829	$ 1,746,626
Maximum net exposure	2,076,668	$ 1,729,426
Maximum net exposure percent		8.35%
Credit Risk [Member] | Commerce [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	2,129,179	$ 1,620,108
Maximum net exposure	2,019,636	$ 1,599,435
Maximum net exposure percent		7.72%
Credit Risk [Member] | Services [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	3,944,571	$ 3,872,060
Maximum net exposure	3,908,000	$ 3,869,613
Maximum net exposure percent		18.68%
Credit Risk [Member] | Others [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	3,324,700	$ 3,229,740
Maximum net exposure	3,307,390	$ 3,188,748
Maximum net exposure percent		15.39%
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	15,460,544	$ 14,366,900
Maximum net exposure	14,915,343	$ 13,882,193
Maximum net exposure percent		67.02%
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	2,798,229	$ 2,669,763
Maximum net exposure	2,541,812	$ 2,452,467
Maximum net exposure percent		11.84%
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	4,876,041	$ 4,445,827
Maximum net exposure	$ 4,797,540	$ 4,379,710
Maximum net exposure percent		21.14%